CONSOLIDATED BALANCE SHEET - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	€ 8,254	€ 9,413
Financial assets held for trading	6,301	5,502
Other current financial assets	4,308	254
Trade and other receivables	18,850	10,926
Inventories	6,072	3,893
Income tax receivables	195	184
Other current assets	13,634	2,686
Current assets	57,614	32,858
Non-current assets
Property, plant and equipment	56,299	53,943
Right-of-use assets	4,821	4,643
Intangible assets	4,799	2,936
Inventory - Compulsory stock	1,053	995
Equity-accounted investments	5,887	6,749
Other investments	1,294	957
Other non-current financial assets	1,885	1,008
Deferred tax assets	2,713	4,109
Income tax receivables	108	153
Other non-current assets	1,029	1,253
Non-current assets	79,888	76,746
Assets held for sale	263	44
TOTAL ASSETS	137,765	109,648
Current liabilities
Short-term debt	2,299	2,882
Current portion of long-term debt	1,781	1,909
Current portion of long-term lease liabilities	948	849
Trade and other payables	21,720	12,936
Income tax payables	648	243
Other current liabilities	15,756	4,872
Current liabilities	43,152	23,691
Non-current liabilities
Long-term debt	23,714	21,895
Long-term lease liabilities	4,389	4,169
Provisions	13,593	13,438
Provisions for employee benefits	819	1,201
Deferred tax liabilities	4,835	5,524
Income tax payables	374	360
Other non-current liabilities	2,246	1,877
Non-current liabilities	49,970	48,464
Liabilities directly associated with assets held for sale	124
TOTAL LIABILITIES	93,246	72,155
EQUITY
Share capital	4,005	4,005
Retained earnings	22,750	34,043
Cumulative currency translation differences	6,530	3,895
Other reserves and equity instruments	6,289	4,688
Treasury shares	(958)	(581)
Profit (loss)	5,821	(8,635)
Equity attributable to equity holders of Eni	44,437	37,415
Non-controlling interest	82	78
TOTAL EQUITY	44,519	37,493
TOTAL LIABILITIES AND EQUITY	137,765	109,648
Related parties
Current assets
Other current financial assets	55	41
Trade and other receivables	1,301	802
Other current assets	492	145
Non-current assets
Other non-current financial assets	1,645	766
Other non-current assets	29	74
Current liabilities
Short-term debt	233	52
Current portion of long-term debt	21
Current portion of long-term lease liabilities	17	54
Trade and other payables	2,298	2,100
Other current liabilities	339	452
Non-current liabilities
Long-term debt	5
Long-term lease liabilities	1	112
Other non-current liabilities	€ 415	€ 23